AVORY FOUNDATIONAL ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.2%
Communication Services - 6.3%
Interactive Home Entertainment - 1.9%
ROBLOX Corp. - Class A (a)	31,012	$1,280,486

Interactive Media & Services - 4.4%
Meta Platforms, Inc. - Class A	5,368	3,072,321
Total Communication Services		4,352,807

Consumer Discretionary - 20.0%
Broadline Retail - 5.3%
Amazon.com, Inc. (a)	14,222	3,694,449

Hotels, Resorts & Cruise Lines - 5.6%
Airbnb, Inc. - Class A (a)	21,158	3,876,569

Restaurants - 9.1%
Dutch Bros, Inc. - Class A (a)	33,024	1,613,552
First Watch Restaurant Group, Inc. (a)	216,884	2,750,089
Starbucks Corp.	18,463	1,961,694
		6,325,335
Total Consumer Discretionary		13,896,353

Financials - 13.0%
Asset Management & Custody Banks - 5.4%
Blackstone, Inc.	26,438	3,786,979

Transaction & Payment Processing Services - 7.6%
Block, Inc. (a)	64,269	5,271,343
Total Financials		9,058,322

Health Care - 4.4%
Health Care Equipment - 4.4%
Omnicell, Inc. (a)	87,011	3,059,307

Industrials - 12.4%
Human Resource & Employment Services - 6.2%
Paycom Software, Inc.	18,013	4,306,908

Passenger Ground Transportation - 1.7%
Uber Technologies, Inc. (a)	15,532	1,174,996

Research & Consulting Services - 2.3%
Legalzoom.com, Inc. (a)	255,215	1,589,990

AVORY FOUNDATIONAL ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Trading Companies & Distributors - 2.2%
SiteOne Landscape Supply, Inc. (a)	15,615	$1,538,546
Total Industrials		8,610,440

Information Technology - 33.7% (b)
Application Software - 16.1%
BitMine Immersion Technologies, Inc.	59,494	1,506,388
Clear Secure, Inc. - Class A	70,809	3,126,217
Salesforce, Inc.	7,459	1,920,991
Zoom Communications, Inc. - Class A (a)	47,884	4,629,425
		11,183,021
Communications Equipment - 2.3%
Cisco Systems, Inc.	14,868	1,642,765

Internet Services & Infrastructure - 10.1%
Okta, Inc. (a)	32,483	5,620,859
Wix.com Ltd. (a)	15,881	1,401,498
		7,022,357
Systems Software - 5.2%
Monday.com Ltd. (a)	16,361	1,654,751
UiPath, Inc. - Class A (a)	106,480	1,987,982
		3,642,733
Total Information Technology		23,490,876

Real Estate - 3.9%
Real Estate Services - 3.9%
Zillow Group, Inc. - Class C (a)	78,579	2,747,122

Utilities - 1.5%
Electric Utilities - 1.5%
NextEra Energy, Inc.	12,903	1,062,433
TOTAL COMMON STOCKS (Cost $60,964,456)		66,277,660

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.59% (c)	147,582	147,582
TOTAL MONEY MARKET FUNDS (Cost $147,582)		147,582

TOTAL INVESTMENTS - 95.4% (Cost $61,112,038)		$66,425,242
Other Assets in Excess of Liabilities - 4.6%		3,171,638
TOTAL NET ASSETS - 100.0%		$69,596,880

Percentages are stated as a percent of net assets.

AVORY FOUNDATIONAL ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AVORY FOUNDATIONAL ETF

Summary of Fair Value Disclosures as of August 31, 2026 (Unaudited)

Avory Foundational ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$66,277,660	$—	$—	$66,277,660
Money Market Funds	147,582	—	—	147,582
Total Investments	$66,425,242	$—	$—	$66,425,242

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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